Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 57.4	$ 54.3	$ 61.2